AB Growth Fund

Portfolio of Investments

October 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 95.9%
Information Technology – 36.3%
Communications Equipment – 2.0%
Arista Networks, Inc.(a)	113,180	$22,677,877

IT Services – 0.4%
EPAM Systems, Inc.(a)	23,870	5,193,396

Semiconductors & Semiconductor Equipment – 10.7%
ASML Holding NV (REG)	15,510	9,287,543
Broadcom, Inc.	12,430	10,458,229
Entegris, Inc.	66,970	5,896,039
NVIDIA Corp.	163,071	66,500,354
QUALCOMM, Inc.	210,360	22,927,136
Texas Instruments, Inc.	55,670	7,905,697

		122,974,998

Software – 23.2%
Adobe, Inc.(a)	46,030	24,490,722
Autodesk, Inc.(a)	32,160	6,355,781
Cadence Design Systems, Inc.(a)	40,170	9,634,774
Crowdstrike Holdings, Inc. - Class A(a)	89,360	15,796,167
Fair Isaac Corp.(a)	17,070	14,439,001
Fortinet, Inc.(a)	238,890	13,657,341
HubSpot, Inc.(a)	15,350	6,504,870
Manhattan Associates, Inc.(a)	105,380	20,546,992
Microsoft Corp.	287,750	97,291,152
PTC, Inc.(a)	95,380	13,393,260
Roper Technologies, Inc.	43,550	21,277,223
ServiceNow, Inc.(a)	24,680	14,360,058
Synopsys, Inc.(a)	20,890	9,806,602

		267,553,943

		418,400,214

Health Care – 20.7%
Biotechnology – 4.4%
Genmab A/S (Sponsored ADR)(a)	490,460	13,929,064
Vertex Pharmaceuticals, Inc.(a)	100,770	36,489,825

		50,418,889

Health Care Equipment & Supplies – 5.7%
Align Technology, Inc.(a)	25,302	4,670,496
Edwards Lifesciences Corp.(a)	282,940	18,028,937
IDEXX Laboratories, Inc.(a)	40,014	15,984,393
Intuitive Surgical, Inc.(a)	101,679	26,662,267

		65,346,093

Health Care Providers & Services – 4.9%
ABIOMED, Inc.(a) (b) (c)	51,340	0
UnitedHealth Group, Inc.	105,920	56,726,515

		56,726,515

Company	Shares	U.S. $ Value

Health Care Technology – 1.8%
Veeva Systems, Inc. - Class A(a)	107,170	$20,652,731

Pharmaceuticals – 3.9%
Eli Lilly & Co.	50,680	28,073,172
Zoetis, Inc.	108,530	17,039,210

		45,112,382

		238,256,610

Consumer Discretionary – 12.5%
Automobiles – 0.6%
Ferrari NV	21,210	6,397,784

Broadline Retail – 5.5%
Amazon.com, Inc.(a)	473,190	62,976,857

Hotels, Restaurants & Leisure – 1.6%
Chipotle Mexican Grill, Inc.(a)	9,640	18,722,808

Specialty Retail – 2.1%
Home Depot, Inc. (The)	59,200	16,853,648
Tractor Supply Co.	40,180	7,737,061

		24,590,709

Textiles, Apparel & Luxury Goods – 2.7%
Lululemon Athletica, Inc.(a)	41,170	16,199,572
NIKE, Inc. - Class B	150,000	15,415,500

		31,615,072

		144,303,230

Communication Services – 7.4%
Entertainment – 1.8%
Netflix, Inc.(a)	50,900	20,955,021

Interactive Media & Services – 5.6%
Alphabet, Inc. - Class C(a)	515,390	64,578,367

		85,533,388

Industrials – 6.5%
Building Products – 1.7%
Otis Worldwide Corp.	149,340	11,530,541
Trex Co., Inc.(a)	145,950	8,203,850

		19,734,391

Commercial Services & Supplies – 2.0%
Copart, Inc.(a)	538,789	23,448,097

Electrical Equipment – 0.6%
AMETEK, Inc.	53,400	7,517,118

Ground Transportation – 0.4%
Saia, Inc.(a)	12,220	4,380,748

Professional Services – 1.8%
Paycom Software, Inc.	44,420	10,881,568

Company	Shares	U.S. $ Value
Verisk Analytics, Inc.	41,390	$9,410,430

		20,291,998

		75,372,352

Consumer Staples – 6.5%
Beverages – 3.3%
Monster Beverage Corp.(a)	739,466	37,786,712

Consumer Staples Distribution & Retail – 3.2%
Costco Wholesale Corp.	67,920	37,521,725

		75,308,437

Financials – 5.2%
Capital Markets – 1.2%
MSCI, Inc.	28,620	13,495,761

Financial Services – 4.0%
Visa, Inc. - Class A	199,478	46,897,278

		60,393,039

Materials – 0.8%
Chemicals – 0.8%
Sherwin-Williams Co. (The)	37,660	8,970,989

Total Common Stocks (cost $657,101,572)		1,106,538,259

SHORT-TERM INVESTMENTS – 4.2%
Investment Companies – 4.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.27%(d) (e) (f) (cost $48,487,281)	48,487,281	48,487,281

Total Investments – 100.1% (cost $705,588,853)(g)		1,155,025,540
Other assets less liabilities – (0.1)%		(1,009,356)

Net Assets – 100.0%		$1,154,016,184

(a)	Non-income producing security.
(b)	Fair valued by the Adviser.
(c)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of October 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $459,733,752 and gross unrealized depreciation of investments was $(10,297,065), resulting in net unrealized appreciation of $449,436,687.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Growth Fund

October 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$418,400,214	$—	$—		$418,400,214
Health Care	238,256,610	—	0	(a)	238,256,610
Consumer Discretionary	144,303,230	—	—		144,303,230
Communication Services	85,533,388	—	—		85,533,388
Industrials	75,372,352	—	—		75,372,352
Consumer Staples	75,308,437	—	—		75,308,437
Financials	60,393,039	—	—		60,393,039
Materials	8,970,989	—	—		8,970,989
Short-Term Investments	48,487,281	—	—		48,487,281

Total Investments in Securities	1,155,025,540	—	0	(a)	1,155,025,540
Other Financial Instruments(b)	—	—	—		—

Total	$1,155,025,540	$—	$0	(a)	$1,155,025,540

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2023 is as follows:

Fund	Market Value 07/31/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$50,277	$43,138	$44,928	$48,487	$689